Income taxes - Income tax rates (Details)	9 Months Ended		12 Months Ended				36 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2024
Income taxes
Income tax rate			2.00%
Hong Kong
Income taxes
Income tax rate			16.50%
Hong Kong | Tax rate for first first HKD2 million of assessable profits
Income taxes
Income tax rate			8.25%
Hong Kong | Tax rate for profit after first HKD2 million
Income taxes
Income tax rate			16.50%
Mainland China
Income taxes
Income tax rate			25.00%
Zhuhai | Tax rate for pilot free trade zone
Income taxes
Income tax rate				15.00%
Nansha | Tax rate for pilot free trade zone
Income taxes
Income tax rate			15.00%
Guangzhou, the PRC
Income taxes
Income tax rate							15.00%
United States
Income taxes
Income tax rate			21.00%
State income tax rate			8.84%
United States | Minimum
Income taxes
State income tax rate			6.25%
United States | Maximum
Income taxes
State income tax rate			11.50%
Indonesia
Income taxes
Income tax rate					22.00%	25.00%
India
Income taxes
Income tax rate	29.12%	26.00%
Canada | Minimum
Income taxes
Income tax rate			23.00%
Canada | Maximum
Income taxes
Income tax rate			31.00%
Singapore
Income taxes
Income tax rate			17.00%
Vietnam
Income taxes
Income tax rate			2.00%